Related Party Balances and Transactions (Details) - Schedule of ordinary course of business - USD ($)		3 Months Ended				12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021		Feb. 24, 2023
Transaction with related parties:
Asset management service income		$ 238,933	[1]	$ 239,943	[1]	$ 969,912	[2]	$ 947,075	[2]
Management fee income								100,483
Interest income on debt securities								203,632
Commission expenses			[3]	48,834	[3]	48,398	[4]	181,359	[4]
Redemption of corporate bonds								1,286,628
Sales of investment – Investee A								159,413
Transaction with the shareholder:
Interest expense on note payable to the shareholder								482,820
Office and operating fee charge		2,029,713	[5]	505,146	[5]	3,190,064	[6]	2,463,553	[6]
General and administrative expense allocated		9,605,190		2,004,979		2,645,731	[7]	867,207	[7]
Purchase of investment from the shareholder	[8]					6,560,122
Purchase of office building from the shareholder						5,995,249	[9]		[9]	$ 1,673,525
Declaration of special dividends to the shareholder			[10]	$ 47,000,000	[10]	47,000,000	[11]		[11]
Investment E [Member]
Transaction with related parties:
Purchase of non-marketable equity security – Investment								523,269
Investment F [Member]
Transaction with related parties:
Purchase of non-marketable equity security – Investment	[12]					$ 9,668,568

[1]	Under the management agreement, the Company shall provide management service to the portfolio assets held by two individual close-ended investment private funds in the Cayman Islands, which is controlled by the Shareholder, for a compensation of asset management service fee income at the predetermined rate based on the respective portfolio of asset values invested by the final customers.
[2]	Under the management agreements, the Company shall provide management service to the portfolio assets held by two individual close-ended investment private funds in the Cayman Islands, which is controlled by the shareholder, for a compensation of asset management service fee income at the predetermined rate based on the respective portfolio of asset values invested by the final customers.
[3]	Commission fee on insurance brokerage and asset management referral at the predetermined rate based on the service fee.
[4]	Commission fee on insurance brokerage and asset management referral at the predetermined rate based on the service fee.
[5]	Pursuant to the service agreement, the Company agreed to pay the office and administrative expenses to the shareholder for the use of office premises, including, among other things, building management fees, government rates and rent, office rent, and lease-related interest and depreciation that were actually incurred by the shareholder. Also, the shareholder charged back the reimbursement of legal fee and debt collection fee in the ordinary course of business.
[6]	Pursuant to the service agreement, the Company agreed to pay the office and operating expenses to the shareholder for the use of office premises, including, among other things, building management fees, government rates and rent, office rent, and lease-related interest and depreciation that were actually incurred by the shareholder. Also, the shareholder charged back the reimbursement of legal fee and debt collection fee in the ordinary course of business.
[7]	Certain amounts of other general and administrative expenses were allocated by the shareholder.
[8]	The Company purchased 4,158,963 shares of Investment A from the shareholder at the historical carrying amount and the transaction was completed in April 2022.
[9]	The Company purchased an office premises from the shareholder in January 2022, based on its historical carrying amount.
[10]	On January 18, 2022, TAG Asia Capital Holdings Limited approved to declare and distribute a special dividend of $47 million to TAG Holdings Limited, the shareholder who represented 1 ordinary share of TAG Asia Capital Holdings Limited. The dividends were paid by offsetting the receivable due from the shareholder and the remaining balance was paid by cash. The special dividend distribution was made due to the investment income from the sale of Nutmeg in September 2021.
[11]	On January 18, 2022, TAC approved to declare and distribute a special dividend of $47 million to TAG Holdings Limited, the shareholder who represented 1 ordinary share of TAC. The dividends were paid by offsetting the receivable due from the shareholder amounted to $29,561,195 and the remaining balance was paid by cash. The special dividend distribution was made due to the investment income from the sale of Nutmeg in September 2021.
[12]	The Company purchased 4% equity interest in Investment F from a related party in October 2022, based on its historical carrying amount.